Segmented information	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segmented information
Segmented information
The Company is managed under two primary business units consisting of the Regulated Services Group and the Renewable Energy Group. The two business units are the two segments of the Company.
The Regulated Services Group, the Company's regulated operating unit, owns and operates a portfolio of electric, natural gas, water distribution and wastewater collection utility systems and transmission operations in the United States and Canada; the Renewable Energy Group, the Company's non-regulated operating unit, owns and operates a diversified portfolio of renewable and thermal electric generation assets in North America and internationally.
For purposes of evaluating the performance of the business units, the Company allocates the realized portion of any gains or losses on financial instruments to the specific business units. Dividend income from Atlantica and AYES Canada are included in the operations of the Renewable Energy Group, while interest income from San Antonio Water System is included in the operations of the Regulated Services Group. Equity method gains and losses are included in the operations of the Regulated Services Group or Renewable Energy Group based on the nature of the activities of the investees. The change in value of investments carried at fair value and unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship are not considered in management’s evaluation of divisional performance and are therefore allocated and reported under corporate.

	Three months ended June 30, 2020
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$279,458	$64,180	$—	$343,638
Fuel, power and water purchased	65,358	2,741	—	68,099
Net revenue	214,100	61,439	—	275,539
Operating expenses	105,067	16,395	—	121,462
Administrative expenses	9,198	8,052	2,111	19,361
Depreciation and amortization	52,629	22,803	235	75,667
Gain on foreign exchange	—	—	(24)	(24)
Operating income	47,206	14,189	(2,322)	59,073
Interest expense	(24,097)	(13,618)	(7,103)	(44,818)
Income from long-term investments	2,962	22,551	309,296	334,809
Other	(19,695)	(883)	(8,590)	(29,168)
Earnings before income taxes	$6,376	$22,239	$291,281	$319,896
Capital expenditures	$157,641	$28,766	$—	$186,407
(1) Renewable Energy Group revenue includes $7,447 related to net hedging gains from energy derivative contracts for the three-month period ended June 30, 2020 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $4,761 related to alternative revenue programs for the three-month period ended June 30, 2020 that do not represent revenue recognized from contracts with customers.

18.	Segmented information (continued)

	Three months ended June 30, 2019
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$281,607	$61,971	$—	$343,578
Fuel, power and water purchased	73,469	2,658	—	76,127
Net revenue	208,138	59,313	—	267,451
Operating expenses	102,021	18,166	—	120,187
Administrative expenses	6,546	7,335	(357)	13,524
Depreciation and amortization	47,034	22,536	243	69,813
Loss on foreign exchange	—	—	1,467	1,467
Operating income	52,537	11,276	(1,353)	62,460
Interest expense	(26,057)	(16,237)	(3,546)	(45,840)
Income from long-term investments	1,854	37,050	121,758	160,662
Other	(8,796)	77	(422)	(9,141)
Earnings before income taxes	$19,538	$32,166	$116,437	$168,141
Capital expenditures	$104,758	$906	$—	$105,664
(1) Renewable Energy Group revenue includes $5,200 related to net hedging gains from energy derivative contracts for the three-month period ended June 30, 2019 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $3,460 related to alternative revenue programs for the three-month period ended June 30, 2019 that do not represent revenue recognized from contracts with customers.

18.	Segmented information (continued)

	Six months ended June 30, 2020
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$675,518	$133,021	$—	$808,539
Fuel, power and water purchased	188,455	6,745	—	195,200
Net revenue	487,063	126,276	—	613,339
Operating expenses	213,434	35,924	—	249,358
Administrative expenses	18,685	14,258	2,090	35,033
Depreciation and amortization	105,639	48,431	477	154,547
Gain on foreign exchange	—	—	(4,694)	(4,694)
Operating income	149,305	27,663	2,127	179,095
Interest expense	(48,937)	(28,097)	(14,032)	(91,066)
Income from long-term investments	5,610	46,345	120,193	172,148
Other	(24,692)	(49)	(8,616)	(33,357)
Earnings before income taxes	$81,286	$45,862	$99,672	$226,820
Property, plant and equipment	$4,695,303	$2,412,441	$35,119	$7,142,863
Investments carried at fair value	26,650	1,390,874	—	1,417,524
Equity-method investees	43,152	76,646	—	119,798
Total assets	6,896,472	4,167,458	124,098	11,188,028
Capital expenditures	$297,273	$45,036	$—	$342,309
(1) Renewable Energy Group revenue includes $16,739 related to net hedging gains from energy derivative contracts for the six-month period ended June 30, 2020 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $7,730 related to alternative revenue programs for the six-month period ended June 30, 2020 that do not represent revenue recognized from contracts with customers.

18.	Segmented information (continued)

	Six months ended June 2019
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$692,631	$128,172	$—	$820,803
Fuel and power purchased	224,075	9,579	—	233,654
Net revenue	468,556	118,593	—	587,149
Operating expenses	203,996	36,304	—	240,300
Administrative expenses	11,979	14,889	(226)	26,642
Depreciation and amortization	95,451	44,921	488	140,860
Loss on foreign exchange	—	—	934	934
Operating income	157,130	22,479	(1,196)	178,413
Interest expense	(51,149)	(32,444)	(4,868)	(88,461)
Income from long-term investments	3,111	60,547	116,476	180,134
Other	(10,756)	(73)	(2,365)	(13,194)
Earnings before income taxes	$98,336	$50,509	$108,047	$256,892
Capital expenditures	$202,173	$10,877	$—	$213,050
	December 31, 2019
Property, plant and equipment	$4,754,373	$2,444,382	$32,909	$7,231,664
Investments carried at fair value	27,072	1,267,075	—	1,294,147
Equity-method investees	29,827	53,670	—	83,497
Total assets	$6,816,063	$4,014,067	$81,340	$10,911,470

(1) Renewable Energy Group revenue includes $11,640 related to net hedging gains from energy derivative contracts for the six-month period ended June 30, 2019 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $(3,561) related to alternative revenue programs for the six-month period ended June 30, 2019 that do not represent revenue recognized from contracts with customers.
The majority of non-regulated energy sales are earned from contracts with large public utilities. The Company has sought to mitigate its credit risk by selling energy to large utilities in various North American locations. None of the utilities contribute more than 10% of total revenue.
APUC operates in the independent power and utility industries in both Canada and the United States. Information on operations by geographic area is as follows:

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Revenue
Canada	$33,923	$21,633	$81,668	$40,164
United States	309,715	321,945	726,871	780,639
	$343,638	$343,578	$808,539	$820,803

Revenue is attributed to the two countries based on the location of the underlying generating and utility facilities.